Quarterly Holdings Report
for
Fidelity® Series International Small Cap Fund
January 31, 2026
SCF-S-NPRT1-0426
1.907961.116
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 2.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Whitehaven Coal Ltd	1,775,000	10,914,067
Financials - 1.5%
Financial Services - 0.2%
Cuscal Ltd	2,050,000	6,066,949
Insurance - 1.3%
AUB Group Ltd	175,600	3,694,050
nib holdings Ltd/Australia	1,204,263	5,643,701
Steadfast Group Ltd	11,009,645	40,096,143
		49,433,894
TOTAL FINANCIALS		55,500,843
Materials - 1.1%
Metals & Mining - 1.1%
Imdex Ltd	16,231,906	42,838,703
TOTAL AUSTRALIA		109,253,613
BELGIUM - 2.5%
Financials - 2.2%
Banks - 2.2%
KBC Ancora	886,579	81,550,338
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Fagron	257,500	6,760,792
Real Estate - 0.2%
Industrial REITs - 0.2%
Warehouses De Pauw CVA	283,000	8,017,352
TOTAL BELGIUM		96,328,482
BRAZIL - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Orizon Valorizacao de Residuos SA (a)	475,000	6,718,731
CANADA - 3.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	117,800	3,669,003
Energy - 0.0%
Energy Equipment & Services - 0.0%
Pason Systems Inc	23,206	205,704
Industrials - 1.3%
Trading Companies & Distributors - 1.3%
Richelieu Hardware Ltd	1,708,020	51,078,158
Information Technology - 0.4%
Software - 0.4%
Lumine Group Inc Subordinate Voting Shares (a)(b)	985,000	16,225,572
Materials - 1.6%
Metals & Mining - 1.6%
OR Royalties Inc	1,409,700	55,584,616
Triple Flag Precious Metals Corp	100,000	3,371,645
TOTAL MATERIALS		58,956,261
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (a)	700,000	3,197,591
TOTAL CANADA		133,332,289
CHINA - 0.4%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	2,306,670	7,563,452
Health Care - 0.2%
Pharmaceuticals - 0.2%
Consun Pharmaceutical Group Ltd	3,000,000	6,939,235
TOTAL CHINA		14,502,687
DENMARK - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Royal Unibrew A/S	38,600	3,620,847
Health Care - 0.1%
Pharmaceuticals - 0.1%
ALK-Abello A/S Series B (a)	82,300	2,711,830
TOTAL DENMARK		6,332,677
EGYPT - 0.2%
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Integrated Diagnostics Holdings PLC (b)(e)	14,026,647	8,696,521
FINLAND - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Framery Group Oyj	520,000	5,348,347
FRANCE - 3.8%
Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	97,649	10,463,641
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA	152,200	3,222,127
Health Care - 0.7%
Pharmaceuticals - 0.7%
Vetoquinol SA	261,180	26,903,346
Industrials - 2.3%
Aerospace & Defense - 1.4%
Exail Technologies SA (a)(d)	104,700	13,726,139
LISI SA	622,388	39,469,498
		53,195,637
Commercial Services & Supplies - 0.3%
Elis SA	420,000	12,197,252
Ground Transportation - 0.3%
Stef SA (d)	75,000	11,130,437
Trading Companies & Distributors - 0.3%
Thermador Groupe	107,619	10,039,458
TOTAL INDUSTRIALS		86,562,784
Information Technology - 0.2%
Software - 0.2%
Lectra	285,950	7,660,289
Real Estate - 0.2%
Industrial REITs - 0.1%
ARGAN SA	45,000	3,520,490
Retail REITs - 0.1%
Carmila SA	280,000	5,429,851
TOTAL REAL ESTATE		8,950,341
TOTAL FRANCE		143,762,528
GERMANY - 4.3%
Communication Services - 1.5%
Entertainment - 1.2%
CTS Eventim AG & Co KGaA	536,834	45,148,052
Interactive Media & Services - 0.3%
Scout24 SE (b)(e)	95,500	9,514,538
TOTAL COMMUNICATION SERVICES		54,662,590
Consumer Discretionary - 1.4%
Specialty Retail - 1.4%
Auto1 Group SE (a)	1,102,100	36,447,841
Fielmann Group AG	335,400	16,459,249
TOTAL CONSUMER DISCRETIONARY		52,907,090
Industrials - 1.0%
Aerospace & Defense - 0.7%
Montana Aerospace Ag (a)(b)(e)	120,000	5,176,897
Rheinmetall AG	9,800	20,694,670
		25,871,567
Machinery - 0.3%
Norma Group SE	86,902	1,510,116
Stabilus SE	486,358	11,184,186
		12,694,302
TOTAL INDUSTRIALS		38,565,869
Information Technology - 0.4%
IT Services - 0.2%
Bechtle AG	127,900	6,646,418
Software - 0.2%
Atoss Software SE	37,500	4,333,936
Mensch und Maschine Software SE	76,900	4,006,193
		8,340,129
TOTAL INFORMATION TECHNOLOGY		14,986,547
TOTAL GERMANY		161,122,096
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	947,400	12,723,597
INDONESIA - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Selamat Sempurna Tbk PT	59,800,000	6,225,138
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk PT	52,000,000	5,410,797
TOTAL INDONESIA		11,635,935
IRELAND - 1.7%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Cairn Homes PLC	5,041,234	12,471,896
Industrials - 1.1%
Building Products - 0.1%
Kingspan Group PLC	50,000	4,356,161
Machinery - 0.2%
Mincon Group Plc	10,500,000	6,347,549
Trading Companies & Distributors - 0.8%
AerCap Holdings NV	186,000	26,720,761
TOTAL INDUSTRIALS		37,424,471
Real Estate - 0.3%
Residential REITs - 0.3%
Irish Residential Properties Reit PLC	10,949,300	13,108,540
TOTAL IRELAND		63,004,907
ISRAEL - 1.9%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	291,100	2,631,465
Financials - 1.1%
Capital Markets - 1.1%
Tel Aviv Stock Exchange Ltd	1,057,257	40,828,372
Information Technology - 0.8%
Communications Equipment - 0.8%
Ituran Location and Control Ltd	668,735	29,845,643
TOTAL ISRAEL		73,305,480
ITALY - 4.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.3%
Pirelli & C SpA (b)(e)	1,205,300	9,066,545
Household Durables - 0.1%
De' Longhi SpA	115,300	5,084,156
TOTAL CONSUMER DISCRETIONARY		14,150,701
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	597,300	4,236,729
Financials - 0.4%
Capital Markets - 0.1%
Banca Generali SpA	72,400	4,870,248
Financial Services - 0.3%
BFF Bank SpA (a)(b)(e)	519,000	4,967,713
Generalfinance Spa	245,000	7,144,104
		12,111,817
TOTAL FINANCIALS		16,982,065
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
GVS SpA (a)(b)(e)	533,200	2,619,759
Industrials - 3.4%
Commercial Services & Supplies - 0.3%
doValue SpA (a)(b)(e)	3,700,000	11,473,240
Machinery - 3.0%
Interpump Group SpA	1,918,137	111,136,682
Passenger Airlines - 0.1%
Wizz Air Holdings Plc (a)(b)(e)	260,000	5,044,832
TOTAL INDUSTRIALS		127,654,754
TOTAL ITALY		165,644,008
JAPAN - 30.4%
Consumer Discretionary - 5.8%
Automobile Components - 0.2%
Niterra Co Ltd	130,400	5,688,359
Automobiles - 0.0%
Mazda Motor Corp	388,000	2,974,683
Distributors - 0.3%
Central Automotive Products Ltd	750,237	10,131,787
Diversified Consumer Services - 0.5%
Aucnet Inc	1,315,620	17,444,121
Hotels, Restaurants & Leisure - 2.8%
Curves Holdings Co Ltd (c)	5,524,859	26,596,149
Gift Holdings Inc	721,900	17,142,559
Koshidaka Holdings Co Ltd (c)	4,693,759	36,243,488
Metaplanet Inc (a)(d)	725,000	2,033,148
Monogatari Corp/The	925,488	24,847,523
		106,862,867
Household Durables - 0.1%
Open House Group Co Ltd	93,900	5,517,747
Leisure Products - 0.5%
Roland Corp	107,700	2,647,961
Yonex Co Ltd	700,000	14,722,797
		17,370,758
Specialty Retail - 1.4%
Intermestic Inc	300,000	3,469,888
PAL GROUP Holdings Co Ltd	400,000	4,311,192
USS Co Ltd	4,219,600	46,542,112
		54,323,192
TOTAL CONSUMER DISCRETIONARY		220,313,514
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 1.5%
Belc Co Ltd	130,000	6,434,479
Daikokutenbussan Co Ltd	51,600	1,693,771
Kato Sangyo Co Ltd	100,000	4,206,513
Qol Holdings Co Ltd	630,000	8,634,208
Tsuruha Holdings Inc (d)	1,523,600	24,277,576
YAKUODO Holdings Co Ltd	914,600	11,860,960
		57,107,507
Food Products - 0.4%
Iwatsuka Confectionery Co Ltd	211,600	4,163,363
Kewpie Corp	186,400	5,221,272
Kotobuki Spirits Co Ltd	429,700	4,964,484
		14,349,119
Household Products - 0.0%
Transaction Co Ltd	336,400	2,593,210
Personal Care Products - 0.2%
Artnature Inc	1,124,900	5,989,387
TOTAL CONSUMER STAPLES		80,039,223
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Itochu Enex Co Ltd	220,700	2,726,662
Iwatani Corp	620,000	7,329,349
San-Ai Obbli Co Ltd	1,268,872	17,980,333
TOTAL ENERGY		28,036,344
Financials - 3.3%
Banks - 3.3%
Chiba Bank Ltd/The	1,769,000	23,821,375
Hachijuni Nagano Bank Ltd	2,546,500	31,674,932
Hokuhoku Financial Group Inc	1,457,600	49,917,808
Kyoto Financial Group Inc	860,212	20,716,013
TOTAL FINANCIALS		126,130,128
Health Care - 1.5%
Health Care Equipment & Supplies - 0.9%
Medikit Co Ltd	608,800	11,746,425
Nagaileben Co Ltd	1,528,000	17,633,808
Techno Medica Co Ltd	283,000	4,070,548
		33,450,781
Health Care Providers & Services - 0.2%
As One Corp	536,500	8,047,847
Health Care Technology - 0.4%
M3 Inc (d)	180,000	2,221,027
Software Service Inc	150,300	12,431,119
		14,652,146
TOTAL HEALTH CARE		56,150,774
Industrials - 7.6%
Building Products - 0.2%
Nichias Corp	130,500	6,533,432
Commercial Services & Supplies - 3.2%
CTS Co Ltd	500,000	3,292,194
Daiei Kankyo Co Ltd	1,836,100	48,346,521
Japan Elevator Service Holdings Co Ltd	3,672,900	38,577,791
Midac Holdings Co Ltd (d)	142,335	1,840,349
Park24 Co Ltd	925,000	12,877,439
Prestige International Inc	1,065,000	4,762,083
Pronexus Inc	1,062,097	7,940,335
		117,636,712
Construction & Engineering - 1.0%
SHO-BOND Holdings Co Ltd (d)	4,335,200	38,895,226
Electrical Equipment - 0.2%
SWCC Corp	76,600	5,711,838
Machinery - 1.8%
Ebara Corp	100,000	3,008,529
Japan Steel Works Ltd/The	53,600	2,956,035
Kawasaki Heavy Industries Ltd	46,600	3,876,809
Mitsuboshi Belting Ltd	242,952	6,326,548
Moriya Transportation Engineering & Manufacturing Co Ltd	345,500	11,229,420
Namura Shipbuilding Co Ltd	211,800	5,747,997
NS Tool Co Ltd (c)	1,444,000	7,828,354
Takeuchi Manufacturing Co Ltd	70,400	2,906,798
Tocalo Co Ltd	1,393,649	23,242,492
		67,122,982
Professional Services - 1.0%
BayCurrent Inc	109,500	3,849,764
Funai Soken Holdings Inc	736,452	5,329,712
MEITEC Group Holdings Inc	144,000	3,217,576
Timee Inc (a)(d)	282,500	2,471,601
Visional Inc (a)	416,400	22,921,372
		37,790,025
Trading Companies & Distributors - 0.2%
Inaba Denki Sangyo Co Ltd	295,600	4,914,570
Mitani Corp	280,000	4,306,022
		9,220,592
TOTAL INDUSTRIALS		282,910,807
Information Technology - 6.7%
Electronic Equipment, Instruments & Components - 3.0%
Ai Holdings Corp	376,292	6,477,397
Azbil Corp	8,621,939	75,043,629
Dexerials Corp	326,900	5,678,926
Ibiden Co Ltd	248,400	13,208,087
Maruwa Co Ltd/Aichi	17,900	5,510,184
Rigaku Holdings Corp (d)	750,000	5,844,533
		111,762,756
IT Services - 1.5%
NSD Co Ltd	1,876,280	39,317,498
Softcreate Holdings Corp	15,600	209,062
System Support Holdings Inc	246,200	2,220,827
TIS Inc	557,574	16,205,530
		57,952,917
Semiconductors & Semiconductor Equipment - 0.6%
Shibaura Mechatronics Corp	99,400	15,042,311
SUMCO Corp	803,100	8,375,571
		23,417,882
Software - 1.4%
Broadleaf Co Ltd	3,005,173	12,816,065
m-up Holdings Inc	2,595,278	13,834,999
Miroku Jyoho Service Co Ltd	403,891	5,039,503
Money Forward Inc (a)	120,000	3,026,363
Systena Corp	2,700,000	8,862,755
WingArc1st Inc	426,936	8,993,353
		52,573,038
Technology Hardware, Storage & Peripherals - 0.2%
MCJ Co Ltd	866,500	8,807,214
TOTAL INFORMATION TECHNOLOGY		254,513,807
Materials - 1.7%
Chemicals - 1.5%
Nihon Parkerizing Co Ltd	1,266,518	12,038,304
Osaka Soda Co Ltd (d)	443,900	6,436,493
SK Kaken Co Ltd	496,920	34,260,380
Tokyo Ohka Kogyo Co Ltd	76,200	3,583,015
		56,318,192
Construction Materials - 0.2%
Maeda Kosen Co Ltd	640,900	7,661,314
TOTAL MATERIALS		63,979,506
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Arealink Co Ltd	747,000	5,357,780
Goldcrest Co Ltd	1,003,700	21,531,946
Katitas Co Ltd	220,000	4,335,746
SRE Holdings Corp	300,000	5,718,532
TOTAL REAL ESTATE		36,944,004
TOTAL JAPAN		1,149,018,107
KOREA (SOUTH) - 0.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BGF retail Co Ltd	157,318	13,164,686
Financials - 0.1%
Insurance - 0.1%
Seoul Guarantee Insurance Co	65,000	2,235,771
Materials - 0.1%
Chemicals - 0.1%
Soulbrain Co Ltd	15,595	5,251,258
TOTAL KOREA (SOUTH)		20,651,715
NETHERLANDS - 5.2%
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	214,930	13,018,608
Industrials - 2.7%
Construction & Engineering - 0.3%
Koninklijke Heijmans N.V depository receipt	158,000	12,866,500
Electrical Equipment - 0.1%
TKH Group NV depository receipt	117,600	5,163,271
Machinery - 2.2%
Aalberts NV	2,064,835	79,447,544
Trading Companies & Distributors - 0.1%
IMCD NV	50,000	4,669,093
TOTAL INDUSTRIALS		102,146,408
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
BE Semiconductor Industries NV	401,890	78,364,561
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CTP NV (b)(e)	245,000	5,320,325
TOTAL NETHERLANDS		198,849,902
NORWAY - 2.0%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (b)(e)	647,300	5,948,398
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	790,000	8,326,867
Financials - 0.2%
Banks - 0.2%
SpareBank 1 SMN	304,700	6,126,588
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA	393,375	9,108,834
Industrials - 1.1%
Aerospace & Defense - 1.0%
Kongsberg Gruppen ASA	1,084,540	37,224,932
Construction & Engineering - 0.1%
Norconsult Norge AS	1,127,500	5,315,248
TOTAL INDUSTRIALS		42,540,180
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA	840,200	3,018,630
TOTAL NORWAY		75,069,497
PHILIPPINES - 0.5%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
International Container Terminal Services Inc	1,800,000	19,612,202
POLAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Sygnity SA (a)	43,375	957,107
SINGAPORE - 0.4%
Industrials - 0.4%
Construction & Engineering - 0.4%
Boustead Singapore Ltd	9,400,000	14,409,245
SPAIN - 1.4%
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
CIE Automotive SA	120,000	4,096,570
Household Durables - 0.1%
Neinor Homes SA (b)(e)	222,600	5,303,564
TOTAL CONSUMER DISCRETIONARY		9,400,134
Consumer Staples - 0.1%
Food Products - 0.1%
Viscofan SA	72,000	4,813,469
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Clinica Baviera SA	95,000	6,035,802
Industrials - 0.8%
Air Freight & Logistics - 0.2%
Logista Integral SA	154,600	5,647,923
Commercial Services & Supplies - 0.1%
Befesa SA (b)(e)	140,000	5,141,100
Machinery - 0.5%
Fluidra SA	574,020	16,683,766
TOTAL INDUSTRIALS		27,472,789
Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	53,685	5,619,016
TOTAL SPAIN		53,341,210
SWEDEN - 9.7%
Consumer Discretionary - 1.3%
Automobile Components - 0.5%
Autoliv Inc	157,900	19,143,796
Broadline Retail - 0.3%
Rusta AB	1,055,549	9,693,394
Hotels, Restaurants & Leisure - 0.0%
Betsson AB B Shares	95,000	1,115,576
Household Durables - 0.3%
JM AB	685,300	10,509,344
Specialty Retail - 0.2%
BHG Group AB (a)	2,241,400	7,730,094
TOTAL CONSUMER DISCRETIONARY		48,192,204
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Apotea Sverige AB (a)	750,000	5,015,717
Financials - 0.1%
Banks - 0.1%
Noba (a)	256,965	3,333,693
Health Care - 0.4%
Health Care Providers & Services - 0.1%
Ambea AB (b)(e)	170,700	2,606,253
Life Sciences Tools & Services - 0.3%
AddLife AB B Shares	789,823	12,103,378
TOTAL HEALTH CARE		14,709,631
Industrials - 4.5%
Aerospace & Defense - 0.5%
INVISIO AB	683,872	19,999,849
Machinery - 0.2%
Beijer Alma AB B Shares	228,000	6,770,250
Trading Companies & Distributors - 3.8%
AddTech AB B Shares	2,667,896	87,097,857
Bergman & Beving AB B Shares	1,848,090	57,470,775
		144,568,632
TOTAL INDUSTRIALS		171,338,731
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 2.6%
Lagercrantz Group AB B Shares	4,425,199	97,173,048
Materials - 0.2%
Chemicals - 0.1%
KB Components AB	900,000	4,041,538
Metals & Mining - 0.1%
Alleima AB	496,403	4,338,476
TOTAL MATERIALS		8,380,014
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
John Mattson Fastighetsforetagen AB (a)	2,434,706	18,039,921
TOTAL SWEDEN		366,182,959
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
VZ Holding AG	25,092	4,907,717
TAIWAN - 1.1%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Addcn Technology Co Ltd (c)	3,537,432	18,547,283
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Unimicron Technology Corp	635,000	7,614,367
Semiconductors & Semiconductor Equipment - 0.4%
eMemory Technology Inc	258,000	14,957,707
TOTAL INFORMATION TECHNOLOGY		22,572,074
TOTAL TAIWAN		41,119,357
TURKEY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	3,000,000	11,023,984
UKRAINE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ferrexpo PLC (a)	1,850,000	1,923,900
UNITED KINGDOM - 18.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.0%
Zegona Communications plc	1,739,877	37,496,981
Interactive Media & Services - 0.5%
Baltic Classifieds Group PLC	5,782,605	16,102,197
Trustpilot Group PLC (a)(b)(e)	1,250,000	3,150,626
		19,252,823
Media - 0.1%
4imprint Group PLC	96,100	5,365,136
TOTAL COMMUNICATION SERVICES		62,114,940
Consumer Discretionary - 4.8%
Automobile Components - 0.1%
AB Dynamics PLC	250,000	4,378,720
Broadline Retail - 0.1%
B&M European Value Retail SA	1,770,000	4,271,161
Distributors - 0.2%
Inchcape PLC	610,300	6,818,624
Hotels, Restaurants & Leisure - 1.8%
Dp Poland PLC (a)	42,210,188	4,404,071
InterContinental Hotels Group PLC ADR	434,200	59,589,608
On the Beach Group PLC (b)(e)	1,556,800	4,665,242
		68,658,921
Household Durables - 0.1%
Vistry Group PLC (a)	409,700	3,729,198
Leisure Products - 2.3%
Games Workshop Group PLC	365,380	85,244,496
Specialty Retail - 0.1%
Pets at Home Group Plc	1,329,300	3,721,567
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC (a)	335,200	5,040,793
TOTAL CONSUMER DISCRETIONARY		181,863,480
Consumer Staples - 0.2%
Food Products - 0.2%
Cranswick PLC	50,000	3,598,761
Premier Foods PLC	1,065,400	2,752,402
TOTAL CONSUMER STAPLES		6,351,163
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	227,100	5,791,574
Financials - 1.0%
Banks - 0.2%
Metro Bank Holdings PLC (a)	3,883,495	7,078,222
Capital Markets - 0.1%
St James's Place PLC	329,800	6,859,484
Financial Services - 0.2%
Enity Holding AB	580,000	7,189,851
Insurance - 0.5%
Beazley PLC	600,000	9,302,043
Lancashire Holdings Ltd	661,924	5,579,381
Sabre Insurance Group PLC (b)(e)	1,981,347	3,524,529
		18,405,953
TOTAL FINANCIALS		39,533,510
Industrials - 7.0%
Aerospace & Defense - 0.4%
Avon Technologies PLC	591,500	14,196,508
Air Freight & Logistics - 0.2%
Ferrari Group PLC	505,000	6,057,850
Industrial Conglomerates - 0.4%
DCC PLC	260,000	16,493,543
Machinery - 2.2%
Bodycote PLC	5,336,161	54,434,441
IMI PLC	181,600	6,863,359
Rotork PLC	782,600	3,786,599
Spirax Group PLC	185,897	18,480,137
		83,564,536
Marine Transportation - 0.4%
Clarkson PLC	290,634	16,663,170
Professional Services - 0.1%
Intertek Group PLC	70,000	4,275,820
Trading Companies & Distributors - 3.3%
Diploma PLC	553,800	40,314,546
Howden Joinery Group PLC	6,212,682	71,154,404
RS GROUP PLC	1,197,500	10,978,614
		122,447,564
TOTAL INDUSTRIALS		263,698,991
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.1%
Oxford Instruments PLC	1,220,000	41,985,083
IT Services - 0.1%
Kainos Group PLC	364,400	4,487,641
Software - 0.3%
Pinewood Technologies Group PLC (a)	1,600,000	10,333,779
TOTAL INFORMATION TECHNOLOGY		56,806,503
Materials - 1.8%
Construction Materials - 1.3%
SigmaRoc PLC (a)	24,175,473	47,305,127
Metals & Mining - 0.5%
Hill & Smith PLC	675,514	20,612,772
TOTAL MATERIALS		67,917,899
Real Estate - 0.6%
Diversified REITs - 0.2%
Shaftesbury Capital PLC	4,250,000	8,345,225
Industrial REITs - 0.1%
Segro PLC	400,000	4,152,121
Real Estate Management & Development - 0.1%
LSL Property Services PLC	681,300	2,470,481
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	650,000	9,161,103
TOTAL REAL ESTATE		24,128,930
TOTAL UNITED KINGDOM		708,206,990
UNITED STATES - 1.1%
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
PriceSmart Inc	209,112	29,737,818
Financials - 0.2%
Capital Markets - 0.2%
Morningstar Inc	46,246	9,345,854
Health Care - 0.1%
Biotechnology - 0.1%
Legend Biotech Corp ADR (a)	170,000	2,975,000
TOTAL UNITED STATES		42,058,672
TOTAL COMMON STOCKS (Cost $2,407,038,211)		3,719,044,462

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (f)(g)	283	2,802,464
Valsoft Corp Series A-1.3 (f)(g)	100	990,270
Valsoft Corp Series A-1.4 (f)(g)	130	1,287,351

TOTAL CANADA		5,080,085
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,018,659)		5,080,085

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	36,153,870	36,161,101
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	33,983,059	33,986,457
TOTAL MONEY MARKET FUNDS (Cost $70,146,664)			70,147,558

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,483,203,534)	3,794,272,105
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(6,642,686)
NET ASSETS - 100.0%	3,787,629,419

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $108,445,654 or 2.9% of net assets.

(c)	Affiliated company.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,220,082 or 2.4% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,080,085 or 0.1% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,483,662.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Valsoft Corp Series A-1.2	3/14/2025	3,314,981

Valsoft Corp Series A-1.3	3/17/2025	992,687

Valsoft Corp Series A-1.4	3/17/2025	1,710,991

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	57,886,144	335,576,071	357,300,953	726,708	(161)	-	36,161,101	36,153,870	0.1%
Fidelity Securities Lending Cash Central Fund	63,940,363	160,379,673	190,330,019	231,363	(3,560)	-	33,986,457	33,983,059	0.1%
Total	121,826,507	495,955,744	547,630,972	958,071	(3,721)	-	70,147,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Addcn Technology Co Ltd	20,238,502	-	122,310	-	(31,076)	(1,537,833)	18,547,283	3,537,432
Curves Holdings Co Ltd	26,063,023	-	-	-	-	533,126	26,596,149	5,524,859
Koshidaka Holdings Co Ltd	40,142,350	-	4,273,817	-	91,753	283,202	36,243,488	4,693,759
NS Tool Co Ltd	7,177,367	-	-	-	-	650,987	7,828,354	1,444,000
Total	93,621,242	-	4,396,127	-	60,677	(70,518)	89,215,274

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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